UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06659)

Exact name of registrant as specified in charter: Putnam Tax Free Health Care Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Tax-Free Health Care Fund

The fund's portfolio
2/28/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating (RAT)	Principal amount	Value

Alabama (0.1%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley Med. Ctr.), Ser. A, 6s, 8/1/35	B/P	$250,000	$257,298

Arizona (2.1%)
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network), 6 7/8s, 12/1/20 (Prerefunded)	BBB	600,000	694,518
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	600,000	666,576
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	524,455
Maricopa Cnty., School Dist. G.O. Bonds (No. 006 Washington Elementary), Ser. B, FSA, 5 3/8s, 7/1/13	Aaa	490,000	542,562
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), 5.8s, 12/1/31	A3	975,000	1,048,057
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33 (Prerefunded)	Baa2	500,000	533,810
			4,009,978

Arkansas (0.9%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	1,000,000	1,137,310
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.), Ser. B, 5s, 2/1/11	Baa2	500,000	520,040
			1,657,350

California (4.7%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds (Cedars Sinai Med. Ctr.), 5s, 11/15/15 (Prerefunded)	A3	250,000	267,638
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A, 5 1/4s, 5/1/20 (Prerefunded)	Aaa	1,100,000	1,213,399
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (Kaiser Permanente), Ser. C, 3.85s, 6/1/12	A+	1,750,000	1,730,768
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Huntington Memorial Hosp.), 5s, 7/1/21	A+	1,250,000	1,325,463
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In default) (F)(NON)	D/P	4,000,000	44,000
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26 (Prerefunded)	BBB-	500,000	504,370
Duarte, COP, Ser. A, 5 1/4s, 4/1/31	Baa1	300,000	304,926
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), 5 7/8s, 7/1/26 (Prerefunded)	A3	1,600,000	1,716,816
Riverside Cnty., Asset Leasing Corp. Leasehold Rev. Bonds (Riverside Cnty. Hosp.), MBIA, zero %, 6/1/25 (Prerefunded)	Aaa	4,000,000	1,626,840

San Diego, Assn. of Bay Area Governments Fin. Auth. For Nonprofit Corps. Rev. Bonds (San Diego Hosp.), Ser. A, 6 1/8s, 8/15/20	Baa1	250,000	272,283
			9,006,503

Colorado (3.7%)
CO Hlth. Fac. Auth. Rev. Bonds
(Hosp. Impt. - NCMC, Inc.), FSA, 5 3/4s, 5/15/19 (Prerefunded)	Aaa	3,000,000	3,230,280
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,048,150
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	630,000	693,359
6 3/8s, 12/15/30 (Prerefunded)	A3	620,000	699,583
Denver, Hlth. & Hosp. Auth. Hlth. Care Rev. Bonds, Ser. A, 5 3/8s, 12/1/28 (Prerefunded)	BBB	1,500,000	1,512,750
			7,184,122

Connecticut (0.4%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33	BBB+	750,000	794,903

District of Columbia (0.7%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 5/15/40 (Prerefunded)	BBB	460,000	499,974
6 1/4s, 5/15/24 (Prerefunded)	BBB	750,000	799,973
			1,299,947

Florida (3.1%)
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	A+	1,000,000	1,087,090
(Adventist Hlth.), Ser. A, 5s, 11/15/23 (Prerefunded)	A+	500,000	520,240
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,000,000	1,028,670
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	BB+	880,000	965,650
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando Regl. Hlth. Care), 5 3/4s, 12/1/32	A2	1,340,000	1,501,698
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist Hlth.), 5 1/4s, 11/15/33	Aa3	750,000	781,253
			5,884,601

Georgia (0.9%)
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Prerefunded)	AAA	1,000,000	1,155,610
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC, U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	Aaa	110,000	124,738
Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds (Intl. Paper Co.), Ser. A, 5.1s, 8/1/14	BBB	500,000	517,605
			1,797,953

Hawaii (0.7%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B

3.7s, 1/1/22 (Prerefunded)	Aaa	975,000	967,385
3.2s, 1/1/09 (Prerefunded)	Aaa	420,000	414,565
			1,381,950

Idaho (0.4%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.), Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	750,000	764,865

Illinois (4.1%)
IL Hlth. Fac. Auth. Rev. Bonds
(Children's Memorial Hosp.), Ser. A, AMBAC, 5 3/4s, 8/15/25 (Prerefunded)	Aaa	2,000,000	2,165,460
(West Suburban Hosp.), Ser. A, 5 3/4s, 7/1/15 (Prerefunded)	A1	1,000,000	1,076,990
(Hosp. Sisters Svcs., Inc.), Ser. A, MBIA, 5 1/4s, 6/1/08	Aaa	4,000,000	4,139,120
IL Hsg. Dev. Auth. Rev. Bonds (Homeowner Mtge.), Ser. C-1
3.45s, 2/1/11	Aa2	200,000	198,398
3 3/8s, 8/1/10 (Prerefunded)	Aa2	290,000	285,827
			7,865,795

Indiana (3.0%)
IN Hlth. Fac. Fin. Auth. Rev. Bonds
(Sister of St. Francis Hlth.), MBIA, 5 3/8s, 11/1/27	Aaa	1,000,000	1,043,530
(Cmnty. Hosp.), Ser. A, AMBAC, 5s, 5/1/24 (Prerefunded)	Aaa	3,000,000	3,164,430
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.), 5 1/2s, 11/1/32	AA	500,000	528,765
Rockport, Poll. Control Mandatory Put Bonds (Indiana Michigan Pwr. Co.), Ser. C, 2 5/8s, 10/1/06 (Prerefunded)	BBB	1,000,000	990,190
			5,726,915

Iowa (1.8%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
(Care Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	BBB-/P	1,450,000	1,738,869
(Genesis Med Ctr), 6 1/4s, 7/1/25	A1	1,500,000	1,626,600
			3,365,469

Kansas (1.4%)
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser. C, 6 7/8s, 5/15/32	BB+	500,000	541,275
Olathe, Hlth. Fac. VRDN (Olathe Med. Ctr.), Ser. A, AMBAC, 3s, 9/1/32	A-1+	2,115,000	2,115,000
			2,656,275

Kentucky (0.6%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.), Ser. A, 6 5/8s, 10/1/28	BBB+/F	1,125,000	1,231,549

Louisiana (2.2%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	B-/P	1,040,000	1,063,192
LA Pub. Fac. Auth. Rev. Bonds (Baton Rouge), MBIA
5s, 7/1/09	Aaa	2,010,000	2,095,485
5s, 1/1/09	Aaa	935,000	969,081
			4,127,758

Maine (2.0%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
Ser. C, FSA, 5 3/4s, 7/1/30	Aaa	1,500,000	1,619,010
Ser. B, FSA, 4.6s, 7/1/09	AAA	2,230,000	2,299,242
			3,918,252

Maryland (0.3%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/14	Baa1	345,000	378,841
(Peninsula Regl. Med. Ctr.), 5s, 7/1/16	A2	225,000	242,883
			621,724

Massachusetts (5.0%)
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15 (Prerefunded)	BBB-/P	750,000	912,008
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	821,018
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	250,000	276,143
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	900,000	991,071
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31 (Prerefunded)	BBB+	1,000,000	1,070,250
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,350,000	1,473,269
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,057,480
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	350,000	359,552
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/09	BBB-	1,135,000	1,169,640
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	502,185
(Partners Healthcare Syst.), Ser. F, 5s, 7/1/22	Aa3	1,000,000	1,056,410
			9,689,026

Michigan (4.7%)
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	125,000	130,245
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17 (Prerefunded)	Ba1	1,000,000	988,420
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Methodist Hosp.), Ser. A, MBIA, 5s, 10/15/08	Aaa	2,000,000	2,073,300
MI State Hosp. Fin. Auth. Rev. Bonds
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,250,000	1,356,338
(Sparrow Hosp.), 5 5/8s, 11/15/31	A1	2,000,000	2,118,080
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,080,270
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	500,000	502,895
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s, 6/1/30	Aaa	770,000	766,427
			9,015,975

Minnesota (1.1%)
Bemidji, Hosp. Fac. Rev. Bonds (First Mtge.-North Country Hlth.), 5 5/8s, 9/1/21	A	500,000	514,290
MN Agricultural & Econ. Dev. Board Rev. Bonds (Evangelical Lutheran), 6s, 2/1/27 (Prerefunded)	A3	750,000	813,555
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth. East), 6s, 11/15/25	Baa3	250,000	274,453
Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34	BBB-	500,000	525,335
			2,127,633

Mississippi (0.2%)
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	415,000	436,841

Missouri (2.2%)
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser. D, GNMA Coll., FNMA Coll., 5.55s, 9/1/34	Aaa	760,000	786,372
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	1,500,000	1,575,015
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Homeowner Loan)
Ser. B-1, GNMA Coll., FNMA Coll., 7.45s, 9/1/31	AAA	445,000	451,995
Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	385,000	395,926
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	500,000	532,990
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds (Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s,
3/1/34 (Prerefunded)	AAA	445,000	453,882
			4,196,180

New Hampshire (3.1%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	1,000,000	1,010,540
(Lakes Region Hosp. Assn.), 5 3/4s, 1/1/08	BBB-/P	250,000	250,260
NH Hlth. and Edl. Fac. Auth. Hosp. Rev. Bonds (Concord Hosp.), FGIC, 5s, 10/1/24	Aaa	2,900,000	3,074,145
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	900,000	936,459
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	650,000	632,346
			5,903,750

New Jersey (2.4%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27 (Prerefunded)	Aaa	500,000	528,055
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	1,000,000	1,085,230
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	750,000	833,708
Ser. A, AMBAC, 6s, 7/1/12 (Prerefunded)	Aaa	2,000,000	2,247,680
			4,694,673

New Mexico (1.3%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s, 9/1/33	AAA	440,000	457,666
U. of NM Rev. Bonds (Hosp. Mtg.), FSA, FHA Insd., 5s, 1/1/24	Aaa	2,000,000	2,102,740
			2,560,406

New York (8.7%)
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15 (Prerefunded)	BB	305,000	317,883
5s, 7/1/10	BB	195,000	196,722
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	A3	615,000	638,967
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	640,000	656,474
NY State Dorm. Auth. Rev. Bonds
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	630,942
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	785,835
(Hosp. Insd. Mtg.), Ser. A, FSA, 5 1/4s, 8/15/12 (SEG)	Aaa	6,000,000	6,522,000
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 2/15/14	Aaa	2,475,000	2,682,405
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Ba1	500,000	507,755
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	BB-/P	750,000	791,078
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. A, 5s, 12/1/13	BBB+	370,000	385,892
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry), Ser. A, 7 1/4s, 11/1/28 (Prerefunded)	BB/P	1,000,000	1,079,150
Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5s, 6/1/26 (Prerefunded)	BBB	1,000,000	1,004,330
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	BB	500,000	518,035
			16,717,468

North Carolina (1.1%)
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. -Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P	750,000	794,873
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	250,000	252,425
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,105,440
			2,152,738

North Dakota (0.6%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth. Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	1,000,000	1,118,110

Ohio (2.0%)
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32 (Prerefunded)	Aa3	1,250,000	1,394,750
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33 (Prerefunded)	AA-	750,000	782,543
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med. Ctr.), 6 3/4s, 4/1/22	A2	1,000,000	1,129,930
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev. Bonds, 6.1s, 8/1/20	Baa2	500,000	521,660
			3,828,883

Oklahoma (3.9%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt. Coll.
5 3/4s, 8/15/14 (Prerefunded)	Aaa	5,805,000	6,255,758
5 5/8s, 8/15/29 (Prerefunded)	Aaa	525,000	563,656
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll., 7.1s, 9/1/26	Aaa	325,000	335,566
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA Coll., 5.7s, 9/1/35	Aaa	250,000	265,740
			7,420,720

Pennsylvania (10.3%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, MBIA, 6s, 7/1/24	Aaa	2,210,000	2,695,648
Blair Cnty., Hosp. Auth. Rev. Bonds (Altoona Hosp.), Ser. A, AMBAC, 4.7s, 7/1/08	Aaa	2,500,000	2,565,275
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 5.3s, 1/1/14 (Prerefunded)	BB/P	250,000	250,140
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.), 7 1/4s, 7/1/24	BB-/P	500,000	555,540
College Township, Indl. Dev. Auth. Rev. Bonds (Nittany Valley Rehab. Hosp.), 7 5/8s, 11/1/07 (Prerefunded)	AAA/P	785,000	819,940
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A	250,000	264,510
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33 (Prerefunded)	Baa1	750,000	775,778
(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32 (Prerefunded)	A1	2,000,000	2,081,620
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 6s, 1/1/43	BBB+	375,000	399,765
PA State Higher Edl. Fac. Auth. Rev. Bonds (Philadelphia College of Osteopathic Med.), 5s, 12/1/11	A	1,215,000	1,271,024
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default) (NON)	D/P	701,513	877
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp. Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default) (NON)	D/P	545,925	682
Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer Ctr.), 2.99s, 7/1/25	A-1+	4,000,000	4,000,000

Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,450,000	1,554,966
Washington Cnty., Hosp. Auth. Rev. Bonds (Monongah Ela Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,359,500
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32	BBB	500,000	536,960
York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev. Bonds (Rehab. Hosp. of York), 7 1/2s, 9/1/07 (Prerefunded)	AAA/P	650,000	673,953
			19,806,178

South Carolina (2.1%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,064,100
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32 (Prerefunded)	AAA	500,000	577,810
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	BBB+/F	800,000	940,400
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	135,000	147,725
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,115,000	1,268,246
			3,998,281

South Dakota (1.2%)
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prairie Lakes), 5.65s, 4/1/22	Baa1	1,250,000	1,310,375
(Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s, 11/1/31 (Prerefunded)	A1	1,000,000	1,064,370
			2,374,745

Tennessee (0.8%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (First Mtge. -Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/33	BBB+	1,250,000	1,465,225

Texas (6.2%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A, 7s, 11/15/33	BB/P	715,000	773,587
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds, 6 1/4s, 8/15/29	BB	900,000	925,929
Harris Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds (Christus Hlth.), Ser. A, MBIA
5 1/2s, 7/1/09	AAA	1,760,000	1,851,485
5 1/2s, 7/1/09 (Prerefunded)	AAA	240,000	255,252
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s, 12/1/18	A2	700,000	750,106
Lubbock, Hlth. Fac. Dev. Rev. Bonds (St. Joseph Hlth. Syst.), FSA, 5 1/4s, 7/1/09	Aaa	3,535,000	3,695,653
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial Hlth. Syst. of East TX), 5.7s, 2/15/28 (Prerefunded)	BBB+	1,450,000	1,536,130
Tarrant Cnty., Hosp. Dist. Rev. Bonds, MBIA, 5 1/2s, 8/15/19	Aaa	1,870,000	2,041,367
			11,829,509

Utah (2.3%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s, 5/15/20 (Prerefunded)	AAA	2,000,000	2,004,060
UT State Board Regents Rev. Bonds (Hosp. of UT U.), Ser. A, MBIA, 5s, 8/1/12	Aaa	2,245,000	2,398,244
			4,402,304

Vermont (0.5%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s, 5/1/29	Aaa	975,000	988,475

Virginia (1.7%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22 (Prerefunded)	BB+/P	750,000	796,830
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev. Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,500,000	1,579,170
VA State Hsg. Dev. Auth. Rev. Bonds (Cmnwlth. Mtge.), 3.45s, 10/1/10	Aaa	1,000,000	979,900
			3,355,900

Washington (0.8%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB	1,470,000	1,608,092

West Virginia (0.4%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	B2	725,000	706,520

Wisconsin (3.0%)
Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds, 7s, 6/1/28	BBB	1,000,000	1,103,780
WI State Hlth. & Edl. Fac. Rev. Bonds (Aurora Med. Group Inc.), FSA, 6s, 11/15/09	Aaa	4,330,000	4,675,794
			5,779,574

TOTAL INVESTMENTS

Total investments (cost $182,837,200) (b)			$189,730,413

FUTURES CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation
	contracts	Value	date	(depreciation)

U.S. Treasury Note 5 yr (Short)	77	$8,103,047	Mar-06	$94,212
U.S. Treasury Note 5 yr (Short)	1	105,188	Jun-06	(205)

Total				$94,007

NOTES

(a) Percentages indicated are based on net assets of $192,106,766

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at February 28, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at Feburary 28, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $182,829,460, resulting in gross unrealized appreciation and depreciation of $8,826,857 and $1,925,904, respectively, or net unrealized appreciation of $6,900,953.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2006.

(F) Security is valued at fair value following procedures approved by the Trustees.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentration greater than 10% at February 28, 2006 (as a percentage of net assets):

Health care	83.6%

The fund had the following insurance concentration greater than 10% at February 28, 2006 (as a percentage of net assets):

FSA	14.8%
MBIA	11.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Health Care Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006